Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]

					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)(2)	Average summary compensation table total for non-PEO named executive officers	Average compensation actually paid to non-PEO named executive officers(7)	Total shareholder return(8)	Peer group total shareholder return(8)	Net income ($ in millions)	Company-Selected Measure (EBITDA) ($ in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	11,266,308	9,981,828	2,128,866(3)	2,013,515(3)	262	144	464	698
2022	5,216,156	5,469,741	1,113,786(4)	1,158,736(4)	201	118	454	664
2021	4,788,614	4,291,251	1,342,229(5)	1,218,966(5)	166	145	263	401
2020	4,896,312	2,914,446	1,294,503(6)	914,576(6)	127	121	122	222

(1)Ms. Mazzarella was PEO for all four years covered in the table.

(2)The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Mazzarella, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Mazzarella during the applicable year.

(3)Consisted of Messrs. Meyer, DeSousa, Geekie and Maxwell.

(4)Consisted of Messrs. Clifford (partial year), Meyer (partial year), DeSousa, Geekie and Mansfield.

(5)Consisted of Messrs. Clifford, DeSousa, Geekie and Mansfield.

(6)Consisted of Ms. Propst, and Messrs. Clifford, Geekie and Harwood.

(7)The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the other named executive officers, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the other named executive officers during the applicable year.

(8)The total shareholder return and peer group (Dow Jones U.S. Electrical Components & Equipment Total Market Index) total shareholder return are calculated in accordance with Item 201(e) of Regulation S-K (including assumed reinvestment of dividends) in the same manner as presented in our annual report to shareholders. 2022 total shareholder return reflects the declaration of a 15% stock dividend, issued in 2023. As required by this methodology, 2023 total shareholder return does not reflect the declaration of a 20% stock dividend, issued in 2024.

Summary Compensation Table Total for PEO	$ 11,266,308	$ 5,216,156	$ 4,788,614	$ 4,896,312
PEO Actually Paid Compensation Amount	9,981,828	5,469,741	4,291,251	2,914,446
Non-PEO NEO Average Total Compensation Amount	2,128,866	1,113,786	1,342,229	1,294,503
Non-PEO NEO Average Compensation Actually Paid Amount	2,013,515	1,158,736	1,218,966	914,576
Total Shareholder Return Amount	262	201	166	127
Peer Group Total Shareholder Return Amount	144	118	145	121
Net Income (Loss)	$ 464,000,000	$ 454,000,000	$ 263,000,000	$ 122,000,000
Company Selected Measure Name	EBITDA
Company Selected Measure Amount | item	698,000,000	664,000,000	401,000,000	222,000,000
PEO Name	Ms. Mazzarella
Named Executive Officers, Footnote [Text Block]	Ms. Mazzarella was PEO for all four years covered in the table.
Total Shareholder Return Vs Peer Group [Text Block]	Our peer index “total shareholder return” increased by 18% over this same period.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Our “total shareholder return,” as set forth in the above table, during the three-year period ended December 31, 2023 increased by 106%, compared to (a) an increase in “compensation actually paid” to our CEO from $2,914,446 in 2020 to $9,981,828 in 2023 and (b) an increase in average “compensation actually paid” to our non-CEO NEOs from $914,576 in 2020 to $2,013,515 in 2023.
Compensation Actually Paid vs. Net Income [Text Block]	Our net income and EBITDA during the three-year period ended December 31, 2023 increased by 280% and 214%, respectively, compared to the previously mentioned changes in “compensation actually paid” to our CEO and non-CEO NEOs.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Our net income and EBITDA during the three-year period ended December 31, 2023 increased by 280% and 214%, respectively, compared to the previously mentioned changes in “compensation actually paid” to our CEO and non-CEO NEOs.
Tabular List [Table Text Block]	Tabular List of Financial Performance Measures for 2023 •EBITDA Growth •Net Sales Growth •Net Profit compared to budget •Gross Margin compared to budget •Net Sales compared to budget
Measure [Axis]: 1
Pay vs Performance Disclosure [Line Items]
Measure Name	EBITDA Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Line Items]
Measure Name	Net Sales Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Line Items]
Measure Name	Net Profit compared to budget
Measure [Axis]: 4
Pay vs Performance Disclosure [Line Items]
Measure Name	Gross Margin compared to budget
Measure [Axis]: 5
Pay vs Performance Disclosure [Line Items]
Measure Name	Net Sales compared to budget
Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ 1,549,896
Service Cost [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	265,416
Average Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	155,541
Average Service Cost [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ 40,190